CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenue	$ 47,300	$ 40,760	$ 29,873
Cost of sales and services	(7,130)	(5,736)	(3,962)
Gross profit	40,170	35,024	25,911
Operating expenses
Sales and marketing expenses	(24,544)	(25,287)	(18,107)
General and administrative expenses	(76,219)	(4,936)	(3,078)
Research and development expenses	(10,481)	(9,838)	(7,567)
Total operating expenses	(111,244)	(40,061)	(28,752)
Operating loss	(71,074)	(5,037)	(2,841)
Non-operating income and expenses
Interest income	2,029	131	243
Other income	75	118	191
Other gains and losses	(92,474)	(151,638)	(2,792)
Finance costs	(8)	(9)	(9)
Total non-operating income and expenses	(90,378)	(151,398)	(2,367)
Loss before income tax	(161,452)	(156,435)	(5,208)
Income tax expense	(292)	(417)	(385)
Net loss	(161,744)	(156,852)	(5,593)
Components of other comprehensive income (loss) that will not be reclassified to profit or loss
Actuarial (losses) gains on defined benefit plans	22	(24)	(36)
Credit risk changes in financial instrument - Preferred shares	(7)	(58)
Total components of other comprehensive income (loss) that will not be reclassified to profit or loss	15	(82)	(36)
Components of other comprehensive income that will be reclassified to profit or loss
Exchange differences arising on translation of foreign operations	(1,097)	123	634
Other comprehensive income (loss), net	(1,082)	41	598
Total comprehensive loss	(162,826)	(156,811)	(4,995)
Net loss, attributable to:
Shareholders of the parent	(161,744)	(156,852)	(5,593)
Total comprehensive loss attributable to:
Shareholders of the parent	$ (162,826)	$ (156,811)	$ (4,995)
Loss per share (in dollars)
Basic loss per share	$ (2.37)	$ (2.96)	$ (0.10)
Diluted loss per share	$ (2.37)	$ (2.96)	$ (0.10)